UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 East Cook Avenue

Libertyville, Illinois 60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 East Cook Avenue

Libertyville, Illinois 60048

 (Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

ANNUAL REPORT

MARCH 31, 2009

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND

Letter to Shareholders

Dear Fellow Shareholder:

We are very fortunate to have been the “One Fund in 1,700 Made Money in '08” as reported by the Wall Street Journal.  The market finally saw the same economic fundamentals that we had been following and reacted to them.  Our stock selection and hedging paid off handsomely throughout calendar 2008 as The Forester Value Fund returned 0.4% versus -37.0% for the S&P 500.  For the year ended March 31, 2009, the Value Fund returned -8.67% versus -38.09% for the S&P 500. Since inception (9/10/99), the Value Fund has returned 3.08% annualized while the S&P 500 has returned -3.68% annualized.

We had seen the housing price bubble and were defensive as we awaited the inevitable bursting.  Two defensive stocks that did well in 2008 were Walmart and McDonald’s.  These were the only Dow stocks that were positive in 2008.

Walmart is one of the largest retailers in the world.  Walmart stores, along with Sam’s Clubs focus on lower price items and are a value leader.  The company also has a very conservative balance sheet.  For years Walmart stock traded at around 30 times earnings.  We bought it at 12 times earnings thinking that it was selling at a significant discount.  We also believed that as people cut back on spending, they would go to Walmart to stretch their budgets.  Walmart’s sales have held up better than almost any other retailer and as a result the stock has held up much better than the market.  For the fiscal year, the stock returned almost 1% versus a drop of 38% for the S&P 500.

McDonald’s is world renown for its fast, convenient, value-priced meals.  We expected consumers to trade down to McDonald’s for their meals and coffee as the recession took hold.  This has indeed happened and has driven solid same store sales.  McDonald’s sales have held up better than almost any other restaurant and as a result the stock has held up much better than the market.  For the fiscal year, this stock also returned almost 1% versus a drop of 38% for the S&P 500.

Home prices have fallen over 27% from the peak and are now merely expensive, down from extremely overvalued.  Consumers have begun to save more as the Personal Savings Rate has risen from nearly 0% to over 4%.  Somewhere between 6% - 9% is probably a normal range.

So what do we expect going forward?  Our thesis has been that we were in the middle of a credit and housing bubble.  Homeowners were able to refinance homes at inflated prices, extract the equity and go on a spending spree.  That kept consumer spending higher than normal.  We are now in the period when spending goes back to normal.  We are largely through that process but still have some struggles ahead.  Difficulties are being seen in credit cards and commercial real estate.  We believe that the market is currently pricing in much of these difficulties.  However, it takes time for the difficulties to be reflected in earnings.  We expect volatility as this process works out.

We will continue buying good stocks with exceptional appreciation potential.  Market valuations are reflecting many of the difficulties that we have been seeing.  We cannot tell if the stock market has reflected all of the difficulties.  However, we believe that if we are patient, low current market valuations will lead to outsized investment returns over the longer term.  We believe that we are well positioned for this environment.

Thank you for investing with us.

Best wishes,

Thomas H. Forester, President

FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

SINCE

FUND/INDEX

1-YEAR

3-YEAR

INCEPTION

Forester Value Fund

(8.67%)

(3.73%)

3.08%

S&P 500 Stock Index

(38.09%)

(13.03%)

(3.68%)

Growth of $10,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Inception Date: 9/10/1999
$13,355
$ 6,987
Mar-99
Mar-00
Mar-01
Mar-02
Mar-03
Mar-04
Mar-05
Mar-06
Mar-07
Mar-08
Mar-09
Value
S&P 500

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

March 31, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

	Forester Value Fund
	Schedule of Investments
	March 31, 2009

Shares		Value

COMMON STOCKS - 91.69%

Agriculture Chemicals - 1.56%
23,100	Mosaic Co.	$ 969,738

Aircraft - 1.55%
27,000	Boeing Co.	960,660

Bottled & Canned Soft Drinks - 1.96%
92,000	Coca Cola Enterprises, Inc.	1,213,480

Canned, Frozen & Preserved Fruit, & Food Specialties - 2.79%
52,380	Heinz H.J. Co.	1,731,683

Cigarettes - 2.13%
37,150	Philip Morris International, Inc.	1,321,797

Computer & Office Equipement - 3.00%
58,100	Hewlett-Packard Co.	1,862,686

Crude Petroleum & Natural Gas - 1.63%
13,400	Anadarko Petroleum Co.	521,126
2,050	EOG Resources, Inc.	490,102
		1,011,228
Electric Services - 2.30%
46,060	Dominion Resources, Inc.	1,427,399

Electronic & Other Electrical - 1.08%
66,300	General Electric Co.	670,293

Fire, Marine & Casualty Insurance - 4.79%
59,600	Allstate Corp.	1,141,340
44,900	Travelers Companies, Inc.	1,824,736
		2,966,076
Food And Kindred Products - 2.77%
76,892	Kraft Foods, Inc.	1,713,923

Gas & Other Services Combined - 1.41%
18,900	Sempra Energy	873,936

Gold & Silver Ores - 2.30%
31,900	Newmont Mining Corp.	1,427,844

Hospital & Medical Service Plans - 4.12%
40,000	Humana, Inc. *	1,043,200
72,200	Unitedhealth Group, Inc.	1,511,146
		2,554,346
Men's & Boys' Furnishings, Work Clothing & Allied Garment - 0.76%
8,200	V.F. Corp.	468,302

Miscellaneous Industrial & Commercial Machinery and Equipment - 1.59%
26,700	Eaton Corp.	984,162

Motor Vehicles & Passenger Car Bodies - 0.57%
13,800	Daimler Benz AG ADR *	352,452

National Commercial Banks - 3.51%
43,200	Bank Of America Corp.	294,624
30,000	State Street Corp.	923,400
65,400	US Bancorp	955,494
		2,173,518
Natural Gas Transmission - 1.30%
128,500	El Paso Corp.	803,125

Office Machines - 1.62%
42,900	Pitney Bowes, Inc.	1,001,715

Petroleum Refining - 5.79%
26,000	Chevron Corp.	1,748,240
21,100	Conocophillips	826,276
56,700	Valero Energy Corp.	1,014,930
		3,589,446
Pharmaceutical Preparations - 15.98%
86,200	Bristol Myers Squibb Co.	1,889,504
34,300	Johnson & Johnson	1,804,180
52,800	Lilly, Eli & Co.	1,764,048
58,060	Pfizer, Inc.	790,777
81,500	Schering-Plough Corp.	1,919,325
40,340	Wyeth	1,736,234
		9,904,068
Public Building & Related Furniture - 1.29%
66,600	Johnson Controls, Inc.	799,200

Retail-Department Stores - 1.37%
20,100	Kohls Corp. *	850,632

Retail-Eating Places - 1.93%
21,900	McDonalds Corp.	1,195,083

Retail-Variety Stores - 3.31%
21,400	Target Corp.	735,946
25,300	Wal-Mart Stores, Inc.	1,318,130
		2,054,076
Rolling Drawing & Extruding of Nonferrous Metals - 0.43%
36,600	Alcoa, Inc.	268,644

Services-Prepackaged Software - 5.56%
100,900	Microsoft Corp.	1,853,533
106,800	Symantec Corp. *	1,595,592
		3,449,125
Ship & Boat Building & Repairing - 2.18%
32,500	General Dynamics Corp.	1,351,675

Surgical & Medical Instruments - 3.01%
37,500	3M Co.	1,864,500

Telephone Communications - 2.82%
69,400	American Telephone & Telegraph, Inc.	1,748,880

Television Broadcasting Station - 0.83%
133,800	CBS Corp.	513,792

Tobacco Products - 2.85%
110,450	Altria Group, Inc.	1,769,409

Wholesale-Drugs, Proprietaries - 1.59%
31,290	Cardinal Health, Inc.	985,009

TOTAL FOR COMMON STOCKS (Cost $65,361,317) - 91.69%		56,831,902

SHORT TERM INVESTMENTS - 3.44%
2,132,351	Fidelity Institutional Treasury 0.25% ** (Cost $2,132,351)	2,132,351

TOTAL INVESTMENTS (Cost $67,493,668) - 95.13%		58,964,253

ASSETS IN EXCESS OF LIABILITIES - 4.87%		3,015,356

NET ASSETS - 100.00%		$ 61,979,609

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.
The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Assets and Liabilities
March 31, 2009

Assets:
Investments in Securities, at Value (Cost $67,493,668)	$ 58,964,253
Cash	1,943,234
Receivables:
Fund Shares Sold	93,147
Securities Sold	951,219
Dividends and Interest	220,828
Total Assets	62,172,681
Liabilities:
Fund Shares Redeemed	127,074
Accrued Management Fees	65,998
Total Liabilities	193,072
Net Assets	$ 61,979,609

Net Assets Consist of:
Paid In Capital	$ 73,027,742
Accumulated Undistributed Net Investment Income	401,215
Accumulated Undistributed Realized Loss on Investments	(2,919,932)
Unrealized Depreciation in Value of Investments	(8,529,416)
Net Assets, for 6,830,645 Shares Outstanding	$ 61,979,609

Net Asset Value Per Share	$ 9.07

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Assets and Liabilities
March 31, 2009

Assets:
Investments in Securities, at Value (Cost $67,493,668)	$ 58,964,253
Cash	1,943,234
Receivables:
Fund Shares Sold	93,147
Securities Sold	951,219
Dividends and Interest	220,828
Total Assets	62,172,681
Liabilities:
Fund Shares Redeemed	127,074
Accrued Management Fees	65,998
Total Liabilities	193,072
Net Assets	$ 61,979,609

Net Assets Consist of:
Paid In Capital	$ 73,027,742
Accumulated Undistributed Net Investment Income	401,215
Accumulated Undistributed Realized Loss on Investments	(2,919,932)
Unrealized Depreciation in Value of Investments	(8,529,416)
Net Assets, for 6,830,645 Shares Outstanding	$ 61,979,609

Net Asset Value Per Share	$ 9.07

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Operations
For the year ended March 31, 2009

Investment Income:
Dividends	$ 882,208
Interest	29,203
Total Investment Income	911,411

Expenses:
Advisory Fees (Note 2)	364,666
Total Expenses	364,666

Net Investment Income	546,745

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	(2,519,604)
Options	2,659,501
139,897
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,684,436)
Options	8,780
(8,675,656)

Net Realized and Unrealized Gain (Loss) on Investments and Options	(8,535,759)

Net Decrease in Net Assets Resulting from Operations	$ (7,989,014)

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statements of Changes in Net Assets

	Years Ended
	3/31/2009	3/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 546,745	$ 40,715
Net Realized Gain on Investments and Options	139,897	52,012
Unrealized Depreciation on Investments	(8,675,656)	(283,860)
Net Decrease in Net Assets Resulting from Operations	(7,989,014)	(191,133)

Distributions to Shareholders: (Note 6)
Net Investment Income	(151,287)	(73,898)
Realized Gains	(2,826,529)	-
Total Distributions Paid to Shareholders	(2,977,816)	(73,898)

Capital Share Transactions (Note 5)	71,019,239	(1,465,247)

Total Increase (Decrease)	60,052,409	(1,730,278)

Net Assets:
Beginning of Period	1,927,200	3,657,478

End of Period (Including Undistributed Net Investment Income of $401,215
and $5,758, respectively)	$ 61,979,609	$ 1,927,200

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	3/31/2009	3/31/2008	3/31/2007	3/31/2006	3/31/2005

Net Asset Value, at Beginning of Year	$ 10.67	$ 11.60	$ 11.26	$ 10.91	$ 10.01

Income From Investment Operations:
Net Investment Income *	0.20	0.15	0.16	0.12	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.09)	(0.82)	0.25	0.30	2.21
Total from Investment Operations	(0.89)	(0.67)	0.41	0.42	2.32

Distributions:
Net Investment Income	(0.04)	(0.26)	(0.07)	(0.07)	(1.42)
Realized Gains	(0.67)	-	-	-	-
Total from Distributions	(0.71)	(0.26)	(0.07)	(0.07)	(1.42)

Net Asset Value, at End of Year	$ 9.07	$ 10.67	$ 11.60	$ 11.26	$ 10.91

Total Return **	(8.67)%	(5.77)%	3.65%	3.81%	23.18%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 61,980	$ 1,927	$ 3,657	$ 3,025	$ 378
Ratio of Expenses to Average Net Assets
Before Waivers	1.35%	1.35%	1.35%	1.35%	1.37%
After Waivers	1.35%	1.35%	1.35%	1.35%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.34%	1.43%	1.07%	1.97%
Portfolio Turnover	269.29%	78.22%	64.98%	24.04%	243.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

1.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

	Investments in Securities	Other Financial Instruments
Valuation Inputs
Level 1	$58,964,253	-
Level 2	-	-
Level 3	-	-
Total	$58,964253	-

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

FASB 48

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on April 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements were to be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

SHORT SALES:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING:  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2.) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2009, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the year ended March 31, 2009, the Advisor received advisory fees of $364,666.  The Fund owes the Advisor $65,998 as of March 31, 2009.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the year ended March 31, 2009, no such reimbursements were made.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

3.) INVESTMENT TRANSACTIONS

      For the year ended March 31, 2009, purchases and sales of investment securities other than short-term investments aggregated $133,212,214 and $66,908,161 respectively.

4.) PUT & CALL OPTIONS PURCHASED

As of March 31, 2009 the Fund had no put or call options.

Transactions in call and put options purchased during the year ended March 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2008	20	$ 104,680
Options purchased	2,850	3,433,389
Options written	-	-
Options exercised	-	-
Options expired	(530)	(237,133)
Options terminated in closing purchase transaction	(2,340)	(3,300,936)
Options outstanding at March 31, 2009	-	-

5.) CAPITAL SHARE TRANSACTIONS

As of March 31, 2009 there were 500,000,000 shares of capital stock with a par value of $.001 authorized. The total par value and paid in capital totaled $73,027,742.  Transactions in capital stock were as follows:

	Year Ended 3/31/2009	Year Ended 3/31/2008
Shares sold	10,748,715	98,357
Shares issued in reinvestment of distributions	294,788	6,842
Shares redeemed	(4,393,516)	(239,968)
Net increase (decrease) in shares	6,649,987	(134,769)
	Year Ended 3/31/2009	Year Ended 3/31/2008
Proceeds from sales of shares	$110,650,210	$1,055,924
Shares issued in reinvestment of distributions	2,806,381	73,898
Cost of shares redeemed	(42,437,352)	(2,595,069)
Net increase (decrease) in capital share transactions	$71,019,239	$ (1,465,247)

6.) TAX MATTERS

For federal income tax purposes the cost of investments owned at March 31, 2009 was $67,630,778, including short-term investments.  The difference between book and tax cost represents wash sales disallowed for tax purposes.

At March 31, 2009 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

Appreciation	Depreciation	Net Depreciation
$2,249,479	$(10,916,004)	$(8,666,525)

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Unrealized depreciation on investments $(8,666,525) Undistributed net investment income $55,415 Accumulated realized losses $(2,574,131)

The tax character of distributions paid during the fiscal year ended March 31, 2009.

Ordinary income $2,858,048
Long Term Capital Gain $119,768

On December 12, 2008 distributions of $.036 and $.6726 per share, aggregating $2,977,816 were paid to shareholders of record on the same date, from net investment income and realized capital gains.

7.) NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

8.) CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2009, Charles Schwab & Co., for the benefit of its customers, owned approximately 48.42% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Value   Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2009 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Value Fund, a series of The Forester Funds, Inc., as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

May 21, 2009

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Forester Value Fund
Expense Illustration
March 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2008 through March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2008	March 31, 2009	October 1, 2008 through March 31, 2009

Actual	$1,000.00	$818.23	$6.12
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS (UNAUDITED)

MARCH 31, 2009

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 49	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for American Hotel Supply since January, 2004. Prior to that, he was a Sales Executive at WW Grainger for more than 5 years
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the

Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director was paid a fee of $100 for the year ended March 31, 2009.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

MARCH 31, 2009

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement - At a board meeting held on January 10, 2009 the Board of Directors, including a majority of independent Directors, determined whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of review by the Directors were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement.  Rather the Directors concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modifications to its terms, including the fees charged for services there under.

Forester Discovery Fund

ANNUAL REPORT

MARCH 31, 2009

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER DISCOVERY FUND

Letter to Shareholders

Dear Fellow Shareholder:

The market finally saw the same economic fundamentals that we had been following and reacted to them.  Our defensiveness paid off handsomely throughout calendar 2008 as The Forester Discovery Fund returned 7.6% versus -37.0% for the S&P 500.  For the fiscal year ended March 31, 2009, the Discovery Fund returned 1.02% versus -38.09% for the S&P 500. Since inception (9/10/99), the Discovery Fund has returned 2.63% annualized while the S&P 500 has returned -3.68% annualized.

We had seen the housing price bubble and were defensive as we awaited the inevitable bursting.  As the bubble has burst, we have moved into bargain stocks with great appreciation potential.  Three stocks that did well while we have held them are Credit Suisse, Sony and Toyota Motor.

Credit Suisse was hurt by the credit crunch like all large banks.  However, Credit Suisse did a much better job of watching their credit exposure to mortgages than its Swiss cousin, UBS, and its other peers.  As a result it has been able to take market share.  We were able to make over 15% over the time we have held the stock.  Notwithstanding the fact that we have been in a down market.

We were able to buy Sony after it had fallen substantially.  We believed that fears over global consumers were already in the stock and that given Sony’s products, the stock had great potential.  Sony returned 1%, which was much better than the overall market.

Toyota Motor was another stock that was hurt by both the credit crunch and the consumer slowdown.  However, the stock was as cheap as it had been in years, and Toyota had a conservative balance sheet to weather the storm.  Toyota was down less than 1% over the period that we have owned it which was much better than the market.

Home prices in the US have fallen over 27% from the peak and are now merely expensive, down from extremely overvalued.  Consumers have begun to save more as the US Personal Savings Rate has risen from nearly 0% to over 4%.  Somewhere between 6% - 9% is probably a normal range.

So what do we expect going forward?  Our thesis has been that we were in the middle of a credit and housing bubble.  Homeowners were able to refinance homes at inflated prices, extract the equity and go on a spending spree.  That kept consumer spending higher than normal.  We are now in the period when spending goes back to normal.  We are largely through that process but still have some struggles ahead.  Difficulties are being seen in credit cards and commercial real estate.  We believe that the market is currently pricing in much of these difficulties.  However, it takes time for the difficulties to be reflected in earnings.  We expect volatility as this process works out.

We will continue buying good stocks with exceptional appreciation potential.  Market valuations are reflecting many of the difficulties that we have been seeing.  We cannot tell if the stock market has reflected all of the difficulties.  However, we believe that if we are patient, low current market valuations will lead to outsized investment returns over the longer term.  We believe that we are well positioned for this environment.

Thank you for investing with us.

Best wishes,

Thomas H. Forester, President

FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

SINCE

FUND/INDEX

1-YEAR

3-YEAR

INCEPTION

Forester Discovery Fund

1.02%

3.02%

2.63%

S&P 500 Stock Index

(38.09%)

(13.03%)

(3.68%)

Growth of $10,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Inception Date: 9/10/1999
$12,817
$ 6,987
Mar-99
Mar-00
Mar-01
Mar-02
Mar-03
Mar-04
Mar-05
Mar-06
Mar-07
Mar-08
Mar-09
Discovery
S&P 500

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

March 31, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

	Forester Discovery Fund
	Schedule of Investments
	March 31, 2009

Shares		Value

COMMON STOCKS - 53.55%

Beverages - 2.40%
105	Diageo Plc. ADR	$ 4,699

Crude Petroleum & Natural Gas - 2.76%
110	Total S A ADR	5,396

Electric Services - 2.81%
600	Korea Electric Power Corp.*	5,490

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.82%
500	Panasonic Corp. ADR	5,515

Food & Kindred Products - 2.52%
260	Unilever Plc. ADR	4,922

Household Audio & Video Equipment - 3.06%
290	Sony Corp. ADR	5,983

Insurance Agents, Brokers & Services - 2.46%
575	Allianz SE ADR	4,807

Life Insurance - 2.12%
370	Manulife Financial Corp.	4,144

Motor Vehicles & Passenger Car Bodies - 2.91%
90	Toyota Motor Corp. ADR *	5,697

Petroleum Refining - 2.67%
130	BP PLC. ADR	5,213

Pharmaceutical Preparations - 7.86%
150	Astraseneca Plc. ADR	5,317
125	Novartis AG	4,729
190	Sanofi Aventis ADR	5,307
		15,353

Radio & TV Broadcasting & Communications Equipment - 2.30%
385	Nokia Corp. ADR	4,493

Savings Institution, Federally Chartered - 1.88%
130	HSBC Holdings Plc. ADR	3,669
54	HSBC Holdings Plc. Rights	-
		3,669

Security Brokers, Dealers & Floatation Companies - 3.43%
220	Credit Suisse Group AG	6,708

Services-Management Consulting - 3.03%
425	ABB Ltd. ADR	5,924

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.74%
80	Posco ADR *	5,346

Telephone Communications (No Radio Telephone) - 5.78%
500	BT Group Plc.	5,585
300	Nippon Telegraph & Telephone Corp. *	5,709
		11,294

TOTAL FOR COMMON STOCKS (Cost $118,112) - 53.55%		104,653

SHORT TERM INVESTMENTS - 34.12%
66,680	Fidelity Institutional Treasury 0.25% ** (Cost $66,680)	66,680

TOTAL INVESTMENTS (Cost $184,792) - 87.67%		171,333

OTHER ASSETS - 12.33%		24,107

NET ASSETS - 100.00%		$ 195,440

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.
The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Assets and Liabilities
March 31, 2009

Assets:
Investments in Securities, at Value (Cost $184,792)	$ 171,333
Receivables:
Securities Sold	23,730
Dividends and Interest	377
Total Assets	195,440

Liabilities	-

Total Liabilities	-

Net Assets	$ 195,440

Net Assets Consist of:
Paid In Capital	$ 200,150
Accumulated Undistributed Net Investment Income	1,386
Accumulated Undistributed Realized Gain on Investments	7,363
Unrealized Depreciation in Value of Investments	(13,459)
Net Assets, for 19,328 Shares Outstanding	$ 195,440

Net Asset Value Per Share	$ 10.11

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Operations
For the year ended March 31, 2009

Investment Income:
Dividends (net of $12 of foreign tax withheld)	$ 1,365
Interest	337
Total Investment Income	1,702

Expenses:
Advisory Fees (Note 2)	1,209
Total Expenses	1,209
Less Waived by Advisor (Note 2)	(1,209)

Net Expenses	-

Net Investment Income	1,702

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	7,363
Change in Unrealized Depreciation on Investments	(13,459)

Net Realized and Unrealized Gain (Loss) on Investments	(6,096)

Net Decrease in Net Assets Resulting from Operations	$ (4,394)

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statements of Changes in Net Assets

	Years Ended
	3/31/2009	3/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,702	$ 1,372
Net Realized Gain on Investments	7,363	-
Unrealized Appreciation (Depreciation) on Investments	(13,459)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,394)	1,372

Distributions to Shareholders: (Note 4)
Net Investment Income	(535)	(1,548)
Realized Gains	-	-
Total Distributions Paid to Shareholders	(535)	(1,548)

Capital Share Transactions (Note 5)	161,535	1,548

Total Increase	156,606	1,372

Net Assets:
Beginning of Period	38,834	37,462

End of Period (Including Undistributed Net Investment Income of $1,386
and $0, respectively)	$ 195,440	$ 38,834

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	3/31/2009	3/31/2008	3/31/2007	3/31/2006	3/31/2005

Net Asset Value, at Beginning of Year	$ 10.06	$ 10.11	$ 10.09	$ 10.04	$ 10.02

Income From Investment Operations:
Net Investment Income *	0.19	0.37	0.44	0.28	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.09)	0.00	0.00	0.00	0.00
Total from Investment Operations	0.10	0.37	0.44	0.28	0.09

Distributions:
Net Investment Income	(0.05)	(0.42)	(0.42)	(0.23)	(0.07)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.05)	(0.42)	(0.42)	(0.23)	(0.07)

Net Asset Value, at End of Year	$ 10.11	$ 10.06	$ 10.11	$ 10.09	$ 10.04

Total Return **	1.02%	3.70%	4.40%	2.86%	0.92%

Ratios/Supplemental Data:
Net Assets at End of Period	$ 195,440	$ 38,834	$ 37,462	$ 35,887	$ 34,891
Ratio of Expenses to Average Net Assets
Before Waivers	1.35%	1.35%	1.35%	1.35%	1.35%
After Waivers	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income to Average Net Assets	1.89%	3.70%	4.30%	2.86%	0.85%
Portfolio Turnover	116.02%	0.00%	0.00%	0.00%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

	Investments in Securities	Other Financial Instruments
Valuation Inputs
Level 1	$171,333	-
Level 2	-	-
Level 3	-	-
Total	$171,333	-

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

FASB 48

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on April 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements were to be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2009, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the year ended March 31, 2009, the Advisor voluntarily waived advisory fees in the amounts of $1,209.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the year ended March 31, 2009, no such reimbursements were made.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $201,338 and $90,589, respectively, for the year ended March 31, 2009.

(4) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The U.S. federal income tax basis of the Fund’s investments at March 31, 2009 was $171,333, including short term investments.

At March 31, 2009 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

Appreciation

Depreciation

Net Depreciation

     $959

    ($14,419)

    ($13,459)

The tax character of distributions paid during the fiscal years ended March 31, 2009 and 2008 were as follows:

	2009	2008
Net investment income	$535	$1,548

As of March 31, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income

$1,386

Undistributed realized gains

$7,363

On December 12, 2008 distributions of $.05411 per share, aggregating $535 were paid to shareholders of record on the same date, from net investment income.

(5) CAPITAL SHARE TRANSACTIONS:

As of March 31, 2009 there were 500,000,000 shares of capital stock with a par value of $.001 authorized. The total paid in capital totaled $200,150. Transactions in capital stock were as follows:

	Years Ended
	Mar 31, 2009	Mar 31, 2008
Shares sold	15,415	-
Shares issued in reinvestment
of distributions	52	155
Shares redeemed	-
	-------	-------
Net increase/(decrease) in shares	15,467	155
	=====	=====

Value of shares sold	161,000	-
Value of shares issued in rein-
vestment of distributions	535	$1,548
Value of shares redeemed	-	-
	--------	--------
Net increase in value of shares	161,535	$1,548
	======	======

(6) NEW ACCOUNTING PROUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Discovery    Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2009 and the related statement of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Discovery Fund as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania May 21, 2009

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Forester Discovery Fund
Expense Illustration
March 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2008 through March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2008	March 31, 2009	October 1, 2008 through March 31, 2009

Actual	$1,000.00	$1,010.22	$0.00
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS AND OFFICERS (UNAUDITED)

MARCH 31, 2009

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 49	Director	Indefinite; 7 years	2	Mr. Kelley has been a National Account Executive for American Hotel Supply since January, 2004. Prior to that, he was a Sales Executive at WW Grainger for more than 5 years
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; 1 year	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director	Indefinite; 1 year	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the

Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director; President; Treasurer	Indefinite; 7 years	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager and owns 83% of the shares of the Discovery Fund.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

MARCH 31, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement - At a board meeting held on January 10, 2009 the Board of Directors, including a majority of independent Directors, determined whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of review by the Directors were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement.  Rather the Directors concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modifications to its terms, including the fees charged for services there under.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the audit committee does not have a financial expert.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity;

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Registrant

FY 2009

$  12,000

FY 2008

$  10,000

(b)

Audit-Related Fees

Registrant

FY 2009

$ 0

FY 2008

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2009

$ 1,800

FY 2008

$ 1,400

Nature of the fees:

Tax filing and preparation.

(d)

All Other Fees

Registrant

FY 2009

$ 0

FY 2008

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2009, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 4, 2009